Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (99.3%)(a)

	Shares	Value

Australia (1.5%)
Alumina, Ltd.	294,219	$1,372,347
Australian Stock Exchange, Ltd.	121,327	2,511,882
BlueScope Steel, Ltd.	289,007	2,109,203
Macquarie Bank, Ltd.	847,598	48,755,693
Macquarie Infrastructure Group	3,321,631	10,168,290
Macquerie Infrastructure Group 144A	2,380,140	7,286,165
QBE Insurance Group, Ltd.	226,897	3,235,622
Rio Tinto, Ltd.	135,014	6,095,541
Westpac Banking Corp.	427,724	6,889,667
Woolworths, Ltd.	225,278	2,859,981
		91,284,391

Belgium (2.5%)
InBev NV	1,598,837	63,430,668
KBC Groupe SA	905,745	73,592,415
Mobistar SA	125,860	10,377,937
Solvay SA	30,847	3,597,751
Umicore NV/SA	32,425	3,547,267
		154,546,038

Bermuda (0.6%)
ACE, Ltd.	810,883	38,168,263

Brazil (1.6%)
All America Latina Logistica	3,375	134,483
Braskem SA Class A (Preference)	53,300	551,719
Cia de Saneamento Basico do Estado de Sao Paulo	7,043	499,099
Companhia Vale do Rio Doce (CVRD) ADR	17,820	781,585
Obrascon Huarte Lain Brasil SA	29,800	309,941
Obrascon Huarte Lain Brasil SA 144A	27,400	284,980
Petroleo Brasileiro SA ADR	916,059	65,489,058
Unibanco-Uniao de Bancos Brasileiros SA GDR	631,080	33,194,808
Usiminas	70,000	1,635,750
		102,881,423

Canada (1.4%)
Agrium, Inc.	36,342	801,197
Bank of Montreal	17,550	874,248
Bank of Nova Scotia	5,200	194,546
Canadian Imperial Bank of Commerce	16,929	1,059,248
Canadian National Railway Co.	284,722	20,244,389
Canadian Natural Resources, Ltd.	976,195	44,169,816
Dofasco, Inc.	8,678	326,538
EnCana Corp.	16,200	947,315
Falconbridge, Ltd.	15,800	423,358
Great-West Lifeco, Inc.	10,500	263,337
Imperial Oil, Ltd. (Toronto Exchange)	8,509	982,755
ING Canada, Inc.	2,900	108,772
Intrawest Corp.	15,100	411,369
IPSCO, Inc.	9,523	678,420
Magna International, Inc. Class A	5,319	400,747
Manulife Financial Corp.	30,211	1,614,308
Methanex Corp.	12,000	178,092
National Bank of Canada	18,377	953,298
Nexen, Inc.	26,400	1,261,639
Petro-Canada	17,560	736,421
Placer Dome, Inc.	70,300	1,205,091
Potash Corp. Of Saskatchewan, Inc.	1,106	103,270
Power Financial Corp.	15,737	457,340
Research in Motion, Ltd.	4,550	310,967
RONA, Inc.	17,800	352,226
Royal Bank of Canada	6,300	459,835
Shell Canada, Ltd.	15,660	548,633
Shoppers Drug Mart Corp.	13,736	486,555
Sun Life Financial Services of Canada, Inc.	6,200	233,241

Talisman Energy, Inc.	26,131	1,280,989
Teck Corp.	23,477	1,055,180
Telus Corp.	30,670	1,251,594
		84,374,734

China (1.3%)
China Life Insurance Co., Ltd.	43,549,000	33,682,759
China Petroleum & Chemical Corp.	2,516,000	1,151,376
China Shenhua Energy Co., Ltd.	12,739,000	14,943,590
China Shenhua Energy Co., Ltd. Class H (NON)	23,850,000	27,977,441
China Telecom Corp., Ltd.	906,000	341,611
Lianhua Supermarket Holdings Co., Ltd.	298,000	345,730
		78,442,507

Denmark (1.0%)
TDC A/S	1,150,099	62,069,071

Finland (1.0%)
Nokia OYJ	3,377,660	56,760,462
Orion-Yhtymae OYJ Class B	175,069	3,914,897
		60,675,359

France (13.2%)
Air Liquide	13,817	2,548,428
Autoroutes du Sud de la France (ASF)	40,557	2,354,124
Axa SA	174,208	4,796,577
BNP Paribas SA	1,553,498	118,450,921
Business Objects SA	127,094	4,374,197
Christian Dior SA	32,508	2,690,283
Credit Agricole SA	3,522,099	103,599,724
France Telecom SA	2,954,215	85,043,992
France Telecom SA 144A	609,482	17,545,366
Groupe Danone	22,205	2,399,763
LVMH Moet Hennessy Louis Vuitton SA	32,199	2,662,770
Renault SA	1,139,484	108,243,459
Sanofi-Synthelabo SA	33,363	2,765,063
Schneider Electric SA	53,507	4,237,827
Societes Des Autoroutes Paris-Rhin-Rhone	51,100	3,446,579
Thales SA	9,650	449,386
Total SA	593,166	162,390,492
Veolia Environnement	1,832,763	77,571,886
Vinci SA	15,382	1,328,606
Vivendi Universal SA	2,914,227	95,415,814
Vivendi Universal SA 144A	562,680	18,422,920

		820,738,177

Germany (4.6%)
Allianz AG	227,600	30,839,390
BASF AG	1,646,186	124,228,274
Commerzbank AG	103,000	2,828,513
Deutsche Bank AG	55,500	5,215,264
Deutsche Lufthansa AG	46,350	616,859
Deutsche Post AG	126,400	2,968,269
E.On AG	40,598	3,748,872
Henkel KGaA	35,882	3,054,721
Henkel KGaA (Preferred) (S)	64,700	5,901,946
Hypo Real Estate Holding	583,560	29,686,923
Linde AG	42,200	3,124,564
Porsche AG (Preference)	2,105	1,621,258
Premiere AG 144A	15,530	438,268
SAP AG	7,967	1,383,007
Schering AG	704,800	44,801,327
Schwarz Pharma AG	244,832	15,126,180
Schwarz Pharma AG 144A	16,600	1,025,579
Siemens AG	122,845	9,499,951
		286,109,165

Greece (0.4%)
Hellenic Telecommunication Organization (OTE) SA	774,097	15,528,014
Hellenic Telecommunication Organization (OTE) SA 144A	18,500	371,101
National Bank of Greece SA	234,736	9,423,042
		25,322,157

Hong Kong (0.8%)
Cheung Kong Holdings, Ltd.	265,000	2,992,459
China Netcom Group Corp. (Hong Kong), Ltd.	11,287,500	19,424,831
Esprit Holdings, Ltd.	402,000	3,005,607

Hong Kong Electric Holdings, Ltd.	178,000	887,992
Hong Kong Exchanges and Clearing, Ltd.	4,066,000	13,915,862
Hutchison Whampoa, Ltd.	221,000	2,286,207
Orient Overseas International, Ltd.	69,000	257,944
Swire Pacific, Ltd.	675,500	6,221,653
		48,992,555

India (0.7%)
National Thermal Power Corp., Ltd.	17,814,583	42,975,553
Tata Iron & Steel Co., Ltd.	49,863	480,587
Tata Motors	33,242	404,328
		43,860,468

Indonesia (--%)
PT Bumi Resources Tbk.	7,819,500	684,587

Ireland (0.4%)
Allied Irish Banks PLC	144,175	3,076,312
Bank of Ireland PLC	403,946	6,403,483
CRH PLC	417,260	11,342,806
Iaws Group PLC	213,346	3,099,123
		23,921,724

Israel (--%)
Bank Hapoalim, Ltd.	202,541	788,640
Bank Hapoalim, Ltd. 144A	20,300	79,043
Partner Communications Co., Ltd.	66,151	562,687
Teva Pharmaceutical Industries, Ltd.	11,121	375,867

		1,806,237

Italy (1.4%)
Banca Popolare di Milano Scarl (BPM)	229,578	2,359,347
ENI SpA	63,212	1,883,715
Mediaset SpA	6,888,412	81,752,690
Saipem SpA	100,250	1,695,545
		87,691,297

Japan (24.0%)
Acom Co., Ltd.	648,080	47,124,772
Aeon Co., Ltd.	1,872,100	37,666,678
Asahi Chemical Industry Co., Ltd.	162,000	886,340
Asahi Glass Co., Ltd.	68,000	714,684
Astellas Pharma, Inc.	2,457,500	92,600,821
Bridgestone Corp.	99,000	2,122,926
Canon, Inc.	56,428	3,052,450
Central Japan Railway Co. 144A	50	390,046
COMSYS Holdings Corp.	16,000	185,528
Credit Saison Co., Ltd.	755,100	33,183,886
Dai Nippon Printing Co., Ltd.	3,590,000	57,974,762
Daiichi Sankyo Co., Ltd.	2,209,800	45,338,731
Daito Trust Construction Co., Ltd.	1,028,900	45,125,600
Dowa Mining Co., Ltd.	424,000	3,562,019
East Japan Railway Co.	11,082	63,370,420
Fanuc, Ltd.	670,100	54,284,486
Fuji Television Network, Inc.	1,411	3,162,672
Fujitsu, Ltd.	453,000	2,990,152
Hachijuni Bank, Ltd. (The)	163,000	1,244,220
Honda Motor Co., Ltd.	22,000	1,246,382
Japan Tobacco, Inc.	6,997	110,524,444
JFE Holdings, Inc.	62,100	2,022,141
Jupiter Telecommunications Co., Ltd.	33,950	29,390,178
Jupiter Telecommunications Co., Ltd. 144A	606	524,608
Kansai Electric Power, Inc.	37,800	835,589
KDDI Corp.	147	830,215
Komatsu, Ltd.	164,000	2,237,416
Konica Corp.	4,472,500	40,730,851
Kubota Corp.	61,000	423,103
Lawson, Inc.	892,100	33,693,858
Matsushita Electric Industrial Co.	2,368,000	40,184,116
Mitsubishi Corp.	204,800	4,048,288
Mitsubishi Tokyo Finance Group, Inc.	3,617	47,558,507
Mitsui & Co., Ltd.	6,647,000	83,351,456
Mitsui Chemicals, Inc.	164,000	969,643
Mizuho Financial Group, Inc.	12,812	81,629,580
Nidec Corp.	27,200	1,620,191
Nintendo Co., Ltd.	445,600	52,062,690
Nippon Mining Holdings, Inc.	4,437,500	35,243,117
Nippon Telegraph & Telephone (NTT) Corp.	338	1,664,349

Nissan Motor Co., Ltd.	3,240,200	37,057,000
Nomura Research Institute, Ltd.	224,400	25,941,052
Nomura Securities Co., Ltd.	224,100	3,482,528
NSK, Ltd.	5,288,000	29,211,860
NTT DoCoMo, Inc.	2,121	3,780,815
Obayashi Corp.	97,000	671,091
Obic Co., Ltd.	15,700	2,673,932
Omron Corp.	1,679,800	40,987,001
Ono Pharmaceutical Co., Ltd.	685,400	31,995,817
Onward Kashiyama Co., Ltd.	151,000	2,398,517
Orix Corp.	27,800	5,029,121
Sankyo Co., Ltd.	71,100	3,752,012
SMC Corp.	33,000	4,400,194
Sumitomo Electric Industries, Ltd.	13,000	175,521
Taisho Pharmaceutical Co., Ltd.	26,000	469,202
Takeda Pharmaceutical Co., Ltd.	36,700	2,189,305
Takefuji Corp.	82,050	6,407,894
Tokyo Electric Power Co.	134,800	3,414,013
Tokyo Electron, Ltd.	766,500	40,787,107
Tokyo Gas Co., Ltd.	532,000	2,164,243
TonenGeneral Sekiyu KK	2,024,000	23,576,421
Toshiba Corp.	488,000	2,153,194
Toto, Ltd.	43,000	341,511
Toyo Suisan Kaisha, Ltd.	67,000	1,145,835
Toyota Motor Corp.	3,307,800	151,787,504
Uni-Charm Corp.	32,300	1,396,664
		1,493,161,269

Luxembourg (--%)
Arcelor	99,730	2,339,569

Mexico (0.4%)
Grupo Mexico SA	408,450	803,163
Telefonos de Mexico SA de CV (Telmex) ADR Ser. L (S)	1,225,101	26,057,898
		26,861,061

Netherlands (6.3%)
ABN AMRO Holdings NV	208,327	5,005,184
ASML Holding NV	102,856	1,693,743
European Aeronautic Defense and Space Co.	1,029,257	36,602,695
ING Groep NV	153,084	4,572,970
Koninklijke (Royal) KPN NV	10,933,363	98,324,061
Koninklijke (Royal) KPN NV 144A	1,245,685	11,202,483
Royal Dutch Shell PLC Class A	3,921,641	129,865,475
Royal Dutch Shell PLC Class B	1,905,370	65,992,608
Royal Numico NV	45,016	1,975,854
SBM Offshore NV	133,874	11,200,126
TNT NV	1,051,097	26,190,904
		392,626,103

New Zealand (0.1%)
Telecom Corp. of New Zealand, Ltd.	968,950	4,043,490

Norway (1.5%)
DnB Holdings ASA	300,971	3,115,021
Norsk Hydro ASA	728,396	81,866,090
Smedvig ASA Class A	313,058	7,704,285
Telenor ASA	130,000	1,166,089
		93,851,485

Portugal (--%)
Energias de Portugal (EDP) SA	567,605	1,587,455

Russia (--%)
AFK Sistema GDR	19,222	470,939
Lukoil	28,425	1,641,544
Unified Energy System GDR	12,824	497,571
		2,610,054

Singapore (2.1%)
DBS Group Holdings, Ltd.	6,116,648	57,219,087
Flextronics International, Ltd.	2,418,596	31,078,959
Flextronics International, Ltd.	78,969	994,810
SembCorp Industries, Ltd.	147,580	262,131
Singapore Airlines, Ltd.	5,305,000	36,434,577
Singapore Exchange, Ltd.	2,631,000	3,925,471
Singapore Telecommunications, Ltd.	380,000	551,214

StarHub, Ltd.	99,000	118,401
		130,584,650

South Africa (0.1%)
Barloworld, Ltd.	51,900	950,061
FirstRand, Ltd.	147,858	394,508
Foschini, Ltd.	72,200	517,119
Impala Platinum Holdings, Ltd.	3,080	350,534
Lewis Group, Ltd.	47,700	322,871
Liberty Group, Ltd.	64,535	653,203
Murray & Roberts Holdings, Ltd.	147,600	456,552
Reunert, Ltd.	90,864	605,026
Sasol, Ltd.	20,100	779,295
Tiger Brands, Ltd.	39,700	873,654
		5,902,823

South Korea (1.3%)
Daelim Industrial Co.	10,170	719,032
Halla Engineering & Construction Corp.	20,810	563,729
Hyundai Department Store Co., Ltd.	2,900	195,283
Hyundai Motor Co.	5,370	420,418
Hyundai Motor Co. GDR 144A	31,075	1,217,519
Industrial Bank Of Korea	16,310	206,813
Kookmin Bank	365,080	21,568,127
KT Freetel Co., Ltd.	14,970	376,048
Kumba Resources, Ltd.	29,665	459,962
LG Electronics, Inc.	68,150	4,576,066
Pohang Iron & Steel Co., Ltd.	5,340	1,200,346
POSCO ADR	3,800	214,928
Samsung Electronics Co., Ltd.	90,756	51,262,755
Samsung Electronics Co., Ltd. GDR	1,707	485,642
Sungshin Cement Co., Ltd.	11,870	270,239
		83,736,907

Spain (2.6%)
Gestevision Telecinco SA	271,480	5,694,483
Gestevision Telecinco SA 144A	1,140	23,912
Iberdrola SA	4,158,564	116,555,712
Repsol YPF, SA	1,174,064	38,157,409
		160,431,516

Sweden (2.4%)
Assa Abloy AB Class B	811,713	11,502,410
Hennes & Mauritz AB Class B	1,440,622	51,548,663
Nordea AB	4,484,958	44,981,332
Securitas AB Class B	75,588	1,173,833
Skanska AB Class B	66,600	986,852
SKF AB Class B	2,154,968	28,166,600
Telefonaktiebolaget LM Ericsson AB Class B	2,412,254	8,834,494
Volvo AB Class B	31,500	1,375,804
Vostok Nafta Investment, Ltd.	17,800	710,636
		149,280,624

Switzerland (8.9%)
Adecco SA	21,208	972,452
Credit Suisse Group	2,275,215	101,148,126
Nestle SA	19,125	5,623,691
Nobel Biocare Holding AG	8,099	1,916,514
Novartis AG	1,148,204	58,483,663
Roche Holding AG	1,088,921	151,903,170
Straumann Holding AG	3,047	819,728
Swatch Group AG (The)	153,263	4,352,103
Swatch Group AG (The) Class B	240,220	33,230,837
Swiss Re	1,475,365	97,296,939
Synthes, Inc.	7,449	874,993
Zurich Financial Services AG	564,157	96,513,786
		553,136,002

Taiwan (1.4%)
ASE Test, Ltd.	197,533	1,238,532
Cathay Financial Holding Co., Ltd.	331,000	618,160
Chinatrust Financial Holding Co.	23,013,428	19,857,717
Chunghwa Telecom Co., Ltd.	217,000	379,725
Chunghwa Telecom Co., Ltd. ADR	51,400	951,414
Compal Electronics, Inc.	755,000	746,002
E.Sun Financial Holding Co., Ltd.	354,840	242,484
Quanta Computer, Inc.	241,500	396,367

Siliconware Precision Industries Co.		482,833	488,004
Taiwan Semiconductor Manufacturing Co., Ltd.		9,317,535	14,983,395
United Microelectronics Corp.		76,251,719	49,001,708
WAN HAI Lines, Ltd.		390,404	286,222
Yuanta Core Pacific Securities Co.		629,080	402,368
			89,592,098

Thailand (--%)
Advanced Info Service Public Co., Ltd.		194,500	511,717
Kasikornbank PCL		449,300	733,328
Krung Thai Bank Public Co., Ltd.		2,632,900	679,872
PTT PCL		109,100	648,487
			2,573,404

Turkey (--%)
Dogan Yayin Holding		1	2

United Kingdom (15.8%)
AstraZeneca PLC (London Exchange)		84,005	3,915,516
BAE Systems PLC		303,650	1,845,029
Barclays PLC		13,022,028	131,988,632
BHP Billiton PLC		1,727,212	27,986,230
British Airways PLC (NON)		146,445	758,359
British Sky Broadcasting PLC		174,229	1,727,426
Burberry Group PLC		229,629	1,754,744
Carnival PLC		31,914	1,654,628
Compass Group PLC		166,031	605,740
Enterprise Inns PLC		1,643,114	24,487,299
GlaxoSmithKline PLC		3,469,728	88,504,219
GUS PLC		148,977	2,251,825
Hilton Group PLC		352,220	1,959,467
HSBC Holdings PLC (London Exchange)		506,533	8,216,377
Imperial Tobacco Group PLC		204,958	5,887,815
International Power PLC		388,434	1,707,446
ITV PLC		558,885	1,117,131
Lloyds TSB Group PLC		506,055	4,180,400
Marks & Spencer PLC		143,332	950,141
Next PLC		52,678	1,297,095
Peninsular and Oriental Steam Navigation Co.		201,927	1,193,010
Punch Taverns PLC		3,512,389	49,704,522
Reckitt Benckiser PLC		3,695,445	112,891,794
Rio Tinto PLC		1,752,297	71,849,616
Royal Bank of Scotland Group PLC		3,671,936	104,509,180
Royal Bank of Scotland Group PLC 144A		780,341	22,209,757
Scottish and Southern Energy PLC		139,176	2,533,282
Tesco PLC		13,344,344	73,056,887
Vodafone Group PLC		88,931,967	232,034,841
WPP Group PLC		135,328	1,381,232
			984,159,640

Total common stocks (cost $5,280,178,507)			$6,188,046,305

	Expiration
Warrants (--%)(a) (cost $452,195)	date	Warrants	Value

Hanaro Tel 144A Warrant	09/08/2006	186,865	$492,742

SHORT-TERM INVESTMENTS (1.8%)(a)

		Principal amount/shares	Value

Putnam Prime Money Market Fund (e)		93,783,974	$93,783,974
Short-term investments held as collateral for loaned securities with yields
ranging from 3.20% to 3.80% and due date October 3, 2005 (d)		$20,167,146	20,150,638

Total short-term investments (cost $113,934,612)			$113,934,612

TOTAL INVESTMENTS

Total investments (cost $5,394,565,314) (b)			$6,302,473,659

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $1,271,871,784) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$382,928,859	$374,364,362	10/19/05	$8,564,497
British Pound	531,165,544	551,223,742	12/21/05	(20,058,198)
Euro	170,892,622	176,978,761	12/21/05	(6,086,139)
Japanese Yen	36,885,733	37,985,236	11/16/05	(1,099,503)
Norwegian Krone	110,714,013	114,917,885	12/21/05	(4,203,872)
Swedish Krona	15,454,103	15,532,735	12/21/05	(78,632)
Swiss Franc	862,033	869,063	12/21/05	(7,030)

Total				$(22,968,877)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $928,224,116) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$23,436,499	$23,393,803	10/19/05	$(42,696)
British Pound	586,302	590,839	12/21/05	4,537
Canadian Dollar	98,262,603	93,626,387	10/19/05	(4,636,216)
Euro	205,682,832	206,737,162	12/21/05	1,054,330
Japanese Yen	247,201,816	250,997,903	11/16/05	3,796,087
Norwegian Krone	29,963,490	31,189,701	12/21/05	1,226,211
Swedish Krona	103,014,438	106,171,355	12/21/05	3,156,917
Swiss Franc	206,709,576	215,516,966	12/21/05	8,807,390

Total				$13,366,560

NOTES

(a)	Percentages indicated are based on net assets of $6,231,460,355.

(b)	The aggregate identified cost on a tax basis is $5,428,438,798, resulting in gross unrealized appreciation and depreciation of $943,979,487 and $69,944,626, respectively, or net unrealized appreciation of $874,034,861.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to $17,863,782. One of the securities was sold prior to period end and is included in the receivable for securities sold. The fund received cash collateral of $20,150,638 which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC
("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime
Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $14,151 for the period ended September 30, 2005. During the period ended
September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $525,154,470 and $509,277,612, respectively.

At September 30, 2005, liquid assets totaling $382,368,994 have been designated as collateral for open forward contracts and warrant structured notes.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository
Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentrations greater than 10% at September 30, 2005 (as a percentage of net assets):

Banking	14.5%
Oil and Gas	10.2

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: November 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: November 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: November 29, 2005